UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                    Form 13F

              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment  [  ]; Amendment Number:

     This Amendment (Check only one.):
                                                [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baskin Financial Services Inc
Address: 95 St. Clair Ave West, Toronto ON  M4V 1N6

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David P. Baskin
Title:    President

Phone:    416-969-9540

Signature, Place, and Date of Signing:

  /s/ David P. Baskin       Toronto, ON         July 26, 2011

  -----------------------------      -------------        ----------------
          [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

        Form 13F Information Table Entry Total:                     29

        Form 13F Information Table Value Total:         123944(X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

Baskin Financial Services Inc
                                                          FORM 13F
                                                       June 30, 2011


NAME OF ISSUER                                  TITLE CUSIP           VALUE (x10SHRS/PRN AMTSH/PRN   O/M INVEST. DIVOTING AU
Abbott Laboratories                             CS    002824100            2021        39725SH           SOLE      None
Archer-Daniels-Midland Co                       CS    039483102            1827        62675SH           SOLE      None
Bank of Nova Scotia                             CS    064149107            9030       155382SH           SOLE      None
Barrick Gold Corp                               CS    067901108            5118       116767SH           SOLE      None
BCE Inc.                                        CS    05534B760            8575       226730SH           SOLE      None
Brookfield Asset Management                     CS    112585104            7347       228935SH           SOLE      None
Brookfield Infrast. Partners                    CS    G16252101            3245       133690SH           SOLE      None
Cameco Corp.                                    CS    13321L108            4254       167218SH           SOLE      None
Canadian Natural Resources                      CS    136385101            6459       159758SH           SOLE      None
Canadian Pacific Railway                        CS    13645T100            3969        65930SH           SOLE      None
Cisco Systems                                   CS    17275R102            1352        89375SH           SOLE      None
Kraft Foods Inc. Cls. A                         CS    50075N104            1708        50110SH           SOLE      None
Manulife Financial Corp.                        CS    56501R106            3296       192968SH           SOLE      None
Methanex Corp.                                  CS    59151K108            3862       127520SH           SOLE      None
Microsoft Corp.                                 CS    594918104            3148       124985SH           SOLE      None
Molson Coors Brewing Cls.B                      CS    60871R209            1680        38881SH           SOLE      None
Potash Corp. Sask                               CS    73755L107            6689       121381SH           SOLE      None
Progressive Waste Solutions                     CS    74339G101            4904       204251SH           SOLE      None
Rogers Communications Inc. Cls B                CS    775109200            5911       154748SH           SOLE      None
Royal Bank of Canada                            CS    780087102            6190       112196SH           SOLE      None
Suncor Energy                                   CS    867224107            6427       170037SH           SOLE      None
Talisman Energy                                 CS    87425E103            3970       200416SH           SOLE      None
Teck Resources Limited                          CS    878742204            4734        96537SH           SOLE      None
Teva Pharmaceuticals                            CS    881624209            1548        33155SH           SOLE      None
Thompson Creek Metals                           CS    884768102            1264       131175SH           SOLE      None
Tim Hortons                                     CS    88706M103            5684       120704SH           SOLE      None
Toronto Dominion Bank                           CS    891160509            1115        13628SH           SOLE      None
TransCanada Corp.                               CS    89353D107            7504       177189SH           SOLE      None
VALE S.A. American Depositary                   CS    91912E105            1113        35990SH           SOLE      None

